Money Market Trust Performance Management - Money Market Trust	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The FTSE 3-Month US T-Bill Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The inception dates for Series I and Series NAV are June 18, 1985 and May 2, 2016, respectively. Performance shown for periods prior to the inception date of Series NAV is the performance of the fund’s oldest share class, Series I. This pre-inception performance would be higher if adjusted to reflect that Series NAV does not have a Rule 12b-1 fee. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Bar Chart [Heading]	Calendar year total returns (%)—Series I
Bar Chart Closing [Text Block]	Best quarter:Q4 20231.28%Worst quarter:Q1 20160.00%
Performance Table Heading	Average annual total returns (%)—as of 12/31/2025
Series I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016